Stock Options and Warrants (Details) - Schedule of the fair value of options granted	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of The Fair Value Of Options Granted Abstract
Risk free interest rate	1.29%	0.40%	1.86%	1.86%
Stock volatility factor			272.00%	272.00%
Weighted average expected option life	3 years	5 years	5 years	5 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%